Fair Value (Details 2) (Recurring basis, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Roll forward of items measured using Level 3 inputs on a recurring basis
Balance at the beginning of the period	$ 48,546	$ 34,432	$ 43,749	$ 33,603	$ 33,603	$ 31,944	$ 19,035
Purchases	923		5,529			1,352	11,974
Interest rate lock commitments issued, net	23,530	34,338	57,179	48,782	167,076	18,436	816
Servicing received as proceeds from sales of mortgage loans	17	62	20	742	774	1,696	1,185
Total changes in fair value included in income	(20,287)	(2,900)	(21,678)	(2,934)	(6,674)	(9,307)	(226)
Transfers to mortgage loans held for sale	(44,194)	(29,765)	(76,250)	(44,034)	(151,030)	(10,518)	(840)
Balance at the end of the period	11,385	36,159	11,385	36,159	43,749	33,603	31,944
Mortgage loans sold under agreements to repurchase at fair value:
Balance at the beginning of the period						13,289	713
Sales						57,908	63,696
Assumption of agreements pursuant purchase from affiliate of mortgage loans subject to agreements to repurchase						62,989
Repurchases						(134,186)	(51,120)
Balance at the end of the period							13,289
Mortgage servicing rights
Roll forward of items measured using Level 3 inputs on a recurring basis
Balance at the beginning of the period	18,622	26,344	19,798	25,698	25,698	31,957	19,024
Purchases						1,352	11,974
Servicing received as proceeds from sales of mortgage loans	17	62	20	742	774	1,696	1,185
Total changes in fair value included in income	973	(2,957)	(206)	(2,991)	(6,674)	(9,307)	(226)
Balance at the end of the period	23,070	23,449	23,070	23,449	19,798	25,698	31,957
Changes in fair value recognized during the period relating to assets still held at the end of the period	973	(2,957)	(206)	(2,991)	(6,674)	(9,307)	(226)
Interest rate lock commitments
Roll forward of items measured using Level 3 inputs on a recurring basis
Balance at the beginning of the period	25,437	8,088	23,951	7,905	7,905	(13)	11
Interest rate lock commitments issued, net	23,530	34,338	57,179	48,782	167,076	18,436	816
Total changes in fair value included in income	(20,983)	49	(21,090)	57
Transfers to mortgage loans held for sale	(44,194)	(29,765)	(76,250)	(44,034)	(151,030)	(10,518)	(840)
Balance at the end of the period	(16,210)	12,710	(16,210)	12,710	23,951	7,905	(13)
Changes in fair value recognized during the period relating to assets still held at the end of the period	(16,210)	12,710	(16,210)	12,710	23,951	7,905	(13)
Accumulated changes in fair value relating to assets still held at the end of the period	$ (16,210)	$ 12,710	$ (16,210)	$ 12,710	$ 23,951	$ 7,905	$ (13)